UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund
The fund's portfolio
12/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
IF COP -- Inverse Floating Rate Certificates of Participation
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
TAN -- Tax Anticipation Notes
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (100.0%)(a)

	Rating(RAT)	Principal amount	Value

California (96.0%)
ABAG Fin. Auth. COP (Odd Fellows Home), 6s, 8/15/24	A+	$1,000,000	$1,012,330
Acalanes, Unified High School Dist. G.O. Bonds
(Election of 2002), Ser. A, FGIC, zero %, 8/1/21
(Prerefunded)	Aaa	5,815,000	3,056,597
Alameda Cnty., Unified School Dist. G.O. Bonds, Ser.
A, FSA, zero %, 8/1/15	Aaa	1,000,000	746,330
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 10/1/21	Aaa	9,500,000	9,898,620
Alhambra, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. A, FGIC, 5s, 8/1/24	Aaa	1,825,000	1,899,606
Anaheim, COP, MBIA, 6.2s, 7/16/23 (SEG)	Aaa	32,000,000	32,718,719
Anaheim, City School Dist. G.O. Bonds (Election
of 2002), MBIA, zero %, 8/1/24	Aaa	5,000,000	2,263,150
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
MBIA
5 1/4s, 10/1/23	Aaa	8,675,000	9,283,204
5 1/4s, 10/1/22	Aaa	6,700,000	7,177,911
5s, 10/1/29	Aaa	6,945,000	7,193,562
Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
(Cap. Appn. Sub. Impt.), Ser. C, FSA, zero %, 9/1/30	Aaa	1,290,000	413,948
(Pub. Impt.), Ser. C, FSA, zero %, 9/1/19	Aaa	1,770,000	1,057,168
Anaheim, Unified High School Dist. G.O. Bonds, FSA,
4 3/4s, 8/1/24	Aaa	2,950,000	3,042,660
Arcadia, Unified School Dist. G.O. Bonds (Election
of 2006), Ser. A, FSA, zero %, 8/1/18	Aaa	1,500,000	946,260
Aromas-San Juan, Unified School Dist. G.O. Bonds, Ser.
A, FGIC, zero %, 8/1/26	Aaa	1,475,000	587,257
Berryessa, Unified School Dist. G.O. Bonds (Election
of 1999), Ser. C, FSA, zero %, 8/1/27	Aaa	1,315,000	514,678
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive
Redev.), AMBAC, 5s, 12/1/26	Aaa	3,390,000	3,502,955
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/18	Aaa	2,345,000	1,475,404
CA Edl. Fac. Auth. Rev. Bonds
(Stanford U.), Ser. Q, 5 1/4s, 12/1/32	Aaa	22,360,000	23,708,531
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,470,226
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,445,955
(Claremont Graduate U.), Ser. A, 5s, 3/1/26	A3	1,200,000	1,213,992
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,252,738
(U. of the Pacific), 5s, 11/1/16	A2	1,095,000	1,158,839
(U. of the Pacific), 5s, 11/1/14	A2	295,000	313,901
(U. of the Pacific), 5s, 11/1/13	A2	525,000	558,180
(U. of the Pacific), 5s, 11/1/11	A2	625,000	656,663
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,784,211
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Sutter Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30	Aaa	1,600,000	1,635,440
(Kaiser Permanente), Ser. A, 5 1/4s, 4/1/39	A+	1,000,000	1,004,560
(Kaiser Permanente), Ser. A, 5s, 4/1/37	A+	10,000,000	9,759,000
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	A2	6,750,000	6,651,450
(CA-NV Methodist), 5s, 7/1/26	A+	1,745,000	1,758,192
(Lucile Salter Packard Hosp.), Ser. C, AMBAC, 5s,
8/15/24	Aaa	6,390,000	6,607,516
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	7,250,000	7,334,028
Ser. B, AMBAC, 5s, 7/1/21	Aaa	3,500,000	3,505,460
(Cedars Sinai Med. Ctr.), 5s, 11/15/15	A2	2,900,000	3,081,801
Ser. 5, MBIA, 5s, 7/1/14	AAA	6,400,000	6,409,984
CA Hsg. Fin. Agcy. Rev. Bonds
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	Aaa	5,955,000	6,371,195
(Multi-Fam. Hsg. III), Ser. B, MBIA, 5 1/2s, 8/1/39	Aaa	1,650,000	1,665,659
(Home Mtge.), Ser. I, 4.6s, 8/1/21	Aa2	5,000,000	4,785,350
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Bay Area Toll Bridges), Ser. A, FGIC, 5s, 7/1/29
(Prerefunded)	Aaa	5,000,000	5,498,850
Ser. B, 4s, 6/1/10	CCC	1,000,000	971,370
Ser. A, zero %, 12/1/20	CCC	2,445,000	1,008,440

Ser. A, zero %, 12/1/19	CCC	3,445,000	1,530,579
Ser. A, zero %, 12/1/18	CCC	4,890,000	2,338,056
Ser. A, zero %, 12/1/17	CCC	2,445,000	1,262,891
Ser. A, zero %, 12/1/16	CCC	2,445,000	1,355,777
Ser. A, zero %, 12/1/15	CCC	2,440,000	1,456,704
CA Muni. Fin. Auth. COP
(Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	1,500,000	1,355,535
(Cmnty. Hosp. Central CA), 5 1/4s, 2/1/27	Baa2	4,000,000	3,734,840
(Cmnty. Hosp. of Central CA), 5s, 2/1/22	Baa2	2,400,000	2,260,944
(Cmnty. Hosp. of Central CA), 5s, 2/1/21	Baa2	2,000,000	1,900,380
(Cmnty. Hosp. of Central CA), 5s, 2/1/20	Baa2	2,500,000	2,394,900
(Cmnty. Hosp. of Central CA), 5s, 2/1/16	Baa2	2,450,000	2,424,275
(Cmnty. Hosp. of Central CA), 5s, 2/1/15	Baa2	1,000,000	996,430
(Cmnty. Hosp. of Central CA), 5s, 2/1/14	Baa2	1,785,000	1,787,713
(Cmnty. Hosp. of Central CA), 5s, 2/1/13	Baa2	2,000,000	2,008,820
(Cmnty. Hosp. of Central CA), 5s, 2/1/12	Baa2	1,000,000	1,006,550
CA Muni. Fin. Auth. Rev. Bonds
(Loma Linda U.), 5s, 4/1/28	A2	2,000,000	2,014,580
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	791,098
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.), Ser. F, 3.55s, 11/1/26	A-1+	2,600,000	2,600,000
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds
(Keller Canyon Landfill Co.), 6 7/8s, 11/1/27	BB-	1,000,000	1,002,400
(Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	6,500,000	6,406,270
CA State G.O. Bonds
AMBAC, 5 1/2s, 4/1/11	Aaa	16,545,000	17,712,249
5 1/4s, 12/1/24	A1	12,135,000	12,753,400
5 1/4s, 12/1/23	A1	11,000,000	11,604,670
5 1/4s, 2/1/20	A+	10,000,000	10,936,600
MBIA, 5 1/8s, 2/1/27 (Prerefunded)	Aaa	5,000,000	5,495,600
MBIA, 5 1/8s, 2/1/26	Aaa	5,000,000	5,248,300
5 1/8s, 4/1/24	A1	6,000,000	6,208,260
5 1/8s, 4/1/23	A1	2,250,000	2,336,783
5.1s, 2/1/34 (Prerefunded)	A+	10,805,000	11,051,138
5s, 11/1/32	A1	5,000,000	5,057,750
Ser. 2, 5s, 9/1/30	A1	10,000,000	10,119,600
5s, 9/1/29	A1	26,370,000	26,738,388
5s, 9/1/29	A1	5,000,000	5,069,850
5s, 2/1/29 (Prerefunded)	A1	400,000	427,608
5s, 10/1/23	A1	4,565,000	4,617,634
5s, 10/1/23 (Prerefunded)	A1	385,000	390,787
AMBAC, 4 1/4s, 12/1/35	Aaa	10,000,000	9,289,400
CA State Dept. of Wtr. Resources Rev. Bonds
Ser. A, 5 1/4s, 5/1/20 (Prerefunded)	Aaa	4,000,000	4,366,840
Ser. W, FSA, 5 1/8s, 12/1/29	Aaa	5,000,000	5,186,800
Ser. A, 5 1/8s, 5/1/19 (Prerefunded)	Aaa	25,000,000	27,167,250
Ser. A, 5 1/8s, 5/1/18 (Prerefunded)	Aaa	20,000,000	21,733,800
Ser. O, MBIA, 4 3/4s, 12/1/29	Aaa	23,000,000	23,014,720
CA State Dept. of Wtr. Resources VRDN, Ser. B-2,
3.54s, 5/1/22	VMIG1	3,900,000	3,900,000
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	AA+	4,000,000	4,192,920
CA State Pub. Wks. Board Rev. Bonds (Dept. of Gen.
Svcs. Butterfield), Ser. ST-A
5 1/4s, 6/1/25	A2	2,500,000	2,581,925
5s, 6/1/23	A2	2,900,000	2,961,045
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, MBIA, 6 1/2s, 9/1/17	Aaa	28,000,000	32,467,120
(Dept. of Corrections-State Prisons), Ser. A, AMBAC,
5s, 12/1/19	Aaa	33,500,000	36,356,880
CA State U. Foundation Rev. Bonds (Sacramento
Auxiliary), Ser. A, MBIA, 5 1/2s, 10/1/37 (Prerefunded)	Aaa	1,340,000	1,477,002
CA Statewide Cmnty. Dev. Auth. Apt. Dev. Rev. Bonds
(Irvine Apt. Cmntys.), Ser. A-4, 5 1/4s, 5/15/25	BBB+	15,500,000	15,766,445
CA Statewide Cmnty. Dev. Auth. Special Tax FRB (Hsg.
Equity Res. - C), 5.2s, 12/1/29	A-	4,000,000	4,100,200
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,357,009
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,630,000	1,651,532
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,530,000	539,998
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	7,500,000	7,263,600
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	2,205,000	2,244,955
(Huntington Memorial Hosp.), 5s, 7/1/17	A+	5,895,000	6,149,192
(Thomas Jefferson School of Law), Ser. A, 4 7/8s,
10/1/35 (Prerefunded)	BBB-	800,000	851,968
(Kaiser Permanente), Ser. A, 4 3/4s, 4/1/33	A+	1,600,000	1,518,704
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	15,300,000	14,657,553
CA Statewide Cmntys., Dev. Auth. Rev. Bonds (Henry
Mayo Newhall Memorial Hosp.)
5s, 10/1/27	A+	3,685,000	3,693,181
5s, 10/1/20	A+	1,055,000	1,089,509
CA Statewide Cmntys., Dev. Auth. 144A Rev. Bonds
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	5,000,000	4,540,000
CA Statewide Cmntys., Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.)
Ser. A-3, 5.1s, 5/17/10	A-/F	11,000,000	11,179,740
Ser. A-2, 4.9s, 5/15/08	A-/F	6,325,000	6,357,447
CA Statewide Cmntys., Dev. Auth. Multi-Fam. Rev. Bonds
(Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	A-	5,850,000	5,996,543

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds,
Class B, 5 5/8s, 5/1/29	Baa3	3,430,000	3,377,384
CA Tobacco Securitization Agcy. Rev. Bonds
(Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30
(Prerefunded)	AAA/F	5,000,000	5,462,700
zero %, 6/1/21	Baa3	10,000,000	8,070,900
Cabrillo, Cmnty. College Dist. G.O. Bonds, Ser. C,
AMBAC, zero %, 5/1/26	Aaa	10,095,000	4,254,841
Carlsbad, Unified School Dist. G.O. Bonds, FGIC
zero %, 5/1/22	Aaa	2,730,000	1,374,146
zero %, 11/1/21	Aaa	2,250,000	1,174,185
Center, Unified School Dist. G.O. Bonds (Election
of 1991), Ser. D, MBIA, zero %, 8/1/23	Aaa	5,855,000	2,763,092
Central CA Joint Pwr. Hlth. Fin. Auth. COP (Cmnty.
Hosp. of Central CA), 6s, 2/1/30 (Prerefunded)	AAA	11,000,000	11,762,190
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds
(Election of 2004)
AMBAC, zero %, 8/1/25	Aaa	12,505,000	5,222,838
Ser. B, AMBAC, zero %, 8/1/17	Aaa	3,785,000	2,478,759
Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC,
5 3/4s, 8/1/22	Aaa	32,000,000	32,029,759
Chino Valley, Unified School Dist. G.O. Bonds
(Election of 2002), Ser. D, FGIC
zero %, 8/1/26	Aaa	4,415,000	1,695,272
zero %, 8/1/25	Aaa	3,945,000	1,619,659
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,799,500
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,026,540
(No. 97-3), 6.05s, 9/1/29 (Prerefunded)	BB+/P	4,420,000	4,721,930
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB/P	2,600,000	2,526,498
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	375,000	338,558
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	5,000,000	4,900,950
Coast, Cmnty. College Dist. G.O. Bonds, MBIA
zero %, 8/1/22	Aaa	5,280,000	2,701,882
zero %, 8/1/21	Aaa	4,500,000	2,440,035
zero %, 8/1/20	Aaa	2,440,000	1,394,314
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21 (Prerefunded)	BBB	66,780,000	30,692,088
Compton, Unified School Dist, G.O. Bonds (Election
of 2002), Ser. D, AMBAC, zero %, 6/1/13	Aaa	1,440,000	1,172,880
Compton, Unified School Dist. G.O. Bonds (Election
of 2002), Ser. D, AMBAC
zero %, 6/1/18	Aaa	7,295,000	4,646,988
zero %, 6/1/17	Aaa	7,145,000	4,788,150
zero %, 6/1/16	Aaa	6,885,000	4,854,269
zero %, 6/1/14	Aaa	2,970,000	2,314,402
Contra Costa Cnty., Pub. Fin. Auth. Tax Alloc. Bonds
(Contra Costa Centre), Ser. A, MBIA, 4 3/4s, 8/1/26	Aaa	2,095,000	2,125,524
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser.
G, MBIA, zero %, 9/1/17 (Prerefunded)	Aaa	35,000,000	18,829,650
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (NON) (F)	D/P	10,000,000	110,000
Corona, Cmnty. Fac. Dist. Special Tax (No. 97-2 Eagle
Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB/P	2,505,000	2,532,605
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	19,700,000	19,263,448
Desert Sands, Unified School Dist. G.O. Bonds, AMBAC,
zero %, 6/1/13	Aaa	2,050,000	1,683,071
Duarte, COP, Ser. A
5 1/4s, 4/1/31	A-	7,000,000	6,943,720
5 1/4s, 4/1/24	A3	7,500,000	7,528,200
East Bay Muni. Util. Dist. Wtr. Syst. Rev. Bonds, Ser.
A, MBIA, 5s, 6/1/30	Aaa	15,000,000	15,611,250
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC,
6 1/4s, 8/15/17 (Prerefunded)	Aaa	10,725,000	12,210,734
Folsom Cordova, Unified School Dist. Fac. Impt. G.O.
Bonds (Dist. No. 1), Ser. A, MBIA, zero %, 10/1/23	Aaa	1,445,000	686,953
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28 (Prerefunded)	AAA/P	1,150,000	1,225,325
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	19,101,080
MBIA, 5 3/8s, 1/15/14	Aaa	5,000,000	5,257,950
Foothill/Eastern Corridor Agcy. Toll Roads Rev. Bonds,
Ser. A, 5s, 1/1/35	Baa3	2,000,000	1,847,020
Gateway, Unified School Dist. COP, FSA
zero %, 3/1/27	Aaa	410,000	165,242
zero %, 3/1/26	Aaa	390,000	165,695
zero %, 3/1/25	Aaa	375,000	169,553
zero %, 3/1/24	Aaa	360,000	175,673
zero %, 3/1/23	Aaa	345,000	173,663
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42 (Prerefunded)	AAA	6,075,000	7,335,077
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	18,225,000	20,000,844
Ser. A-1, 5 3/4s, 6/1/47	BBB	20,000,000	18,678,000
Ser. B, 5 1/2s, 6/1/33 (Prerefunded)	Aaa	36,000,000	39,611,520
Ser. A-1, 5 1/8s, 6/1/47	BBB	10,000,000	8,409,200
Ser. A, 5s, 6/1/45	A2	6,750,000	6,411,083
Ser. A-1, 5s, 6/1/33	BBB	37,000,000	32,031,640
Ser. A-1, 5s, 6/1/11	BBB	1,000,000	1,017,810
Golden State Tobacco Securitization Corp.

stepped-coupon Rev. Bonds, Ser. A,(4.55%, 6/1/2010)
zero %, 6/1/22 (STP)	Aaa	4,085,000	3,561,630
Golden West, School Fin. Auth. Rev. Bonds, Ser. A, MBIA
zero %, 8/1/20	Aaa	2,000,000	1,135,860
zero %, 2/1/20	Aaa	2,480,000	1,443,930
Greenfield, Redev. Agcy. Tax Alloc. Bonds, AMBAC,
4 3/4s, 2/1/30	Aaa	4,865,000	4,871,276
Huntington Beach, Cmnty. Fac. Dist. Special Tax (No.
2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB/P	2,845,000	2,760,247
5.8s, 9/1/23	BB/P	1,000,000	998,990
Inland Empire Tobacco Securitization Auth. Rev. Bonds,
Ser. A, 4 5/8s, 6/1/21	BBB/F	4,300,000	4,103,189
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt.
Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BB+/P	1,000,000	985,430
Irvine, Impt. Board Act of 1915 Special Assmt. (Dist.
No. 04-20)
5s, 9/2/25	BB/P	3,000,000	2,771,040
5s, 9/2/21	BB/P	1,000,000	944,080
5s, 9/2/20	BB/P	1,000,000	955,630
5s, 9/2/19	BB/P	1,000,000	962,300
4 7/8s, 9/2/18	BB/P	1,000,000	958,580
4.8s, 9/2/17	BB/P	1,000,000	959,580
4.7s, 9/2/16	BB/P	1,350,000	1,295,136
4 5/8s, 9/2/15	BB/P	1,290,000	1,243,534
4 1/2s, 9/2/14	BB/P	1,235,000	1,193,516
4.3s, 9/2/12	BB/P	1,000,000	978,470
4 1/4s, 9/2/11	BB/P	1,085,000	1,067,618
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Assmt. Dist. No. 00-18-GRP 2), 5.6s, 9/2/22	BBB/P	5,000,000	4,994,600
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	1,825,000	1,795,709
(No. 03-19 Group 4), 5s, 9/2/29	BB+/P	710,000	649,387
(Dist. No. 04-20), 4.4s, 9/2/13	BB/P	1,180,000	1,145,957
Irvine, Impt. Board Act of 1915 VRDN
(Dist. No. 97-17), 3.27s, 9/2/23 (State Street Bank &
Trust Co.	VMIG1	7,300,000	7,300,000
(Assmt. Dist. No. 94-13), 3.27s, 9/2/22	VMIG1	1,200,000	1,200,000
(Dist. No. 94-15), State Street B&T Co., 3.27s, 9/2/20	VMIG1	1,200,000	1,200,000
Jurupa, Unified School Dist. G.O. Bonds, FGIC, zero %,
8/1/23	Aaa	1,470,000	693,722
La Quinta, Redev. Agcy. Tax Alloc. (Area No. 1),
AMBAC, 5s, 9/1/21	Aaa	1,950,000	2,035,722
Lake Elsinore, Pub. Fin. Auth. Tax Alloc. Rev. Bonds,
Ser. C, 6.7s, 10/1/33	BBB/P	13,550,000	13,883,466
Lake Elsinore, School Fin. Auth. Rev. Bonds, FSA
4 3/4s, 10/1/26	Aaa	1,595,000	1,631,127
4 3/4s, 10/1/25	Aaa	1,505,000	1,546,267
4 3/4s, 10/1/24	Aaa	1,415,000	1,458,327
Las Virgenes, Unified School Dist. G.O. Bonds, FSA,
zero %, 11/1/23	Aaa	1,395,000	670,869
Lodi, Unified School Dist. G.O. Bonds (Election
of 2002), FSA
5s, 8/1/27	Aaa	3,555,000	3,718,317
5s, 8/1/26	Aaa	3,975,000	4,163,654
5s, 8/1/25	Aaa	3,725,000	3,909,388
Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas),
Ser. A, 5 1/2s, 11/15/30	A1	3,500,000	3,540,775
Los Angeles Cnty., COP (Disney), AMBAC, zero %, 9/1/11	AAA	2,000,000	1,759,060
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds
(Bunker Hill), Ser. A, FSA, 5s, 12/1/27	Aaa	16,000,000	16,643,200
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt.
Coll., 7.6s, 10/1/18 (Prerefunded)	AAA	20,695,000	25,358,203
Los Angeles, Pension Auth. COP, Ser. A, MBIA, 6.9s,
6/30/08	Aaa	26,235,000	26,744,483
Los Angeles, Wtr. & Pwr. Rev. Bonds, Ser. B, FSA, 5s,
7/1/35	Aaa	5,000,000	5,169,550
Metro. Wtr. Dist. Rev. Bonds
(Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	40,000,000	45,956,400
(Southern CA Wtr. Wks.), Ser. A, 5s, 7/1/37	AAA	3,665,000	3,701,650
Ser. A, 5s, 7/1/26 (Prerefunded)	AAA	7,180,000	7,251,800
Modesto, High School Dist. Stanislaus Cnty., G.O.
Bonds, Ser. A, FGIC, zero %, 8/1/24	Aaa	1,200,000	534,444
Mount Diablo, Hosp. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/13 (Prerefunded)	Aaa	7,900,000	8,308,114
Mount Pleasant, Elementary School Dist. G.O. Bonds
(Election of 1998), Ser. E, AMBAC, zero %, 9/1/14	Aaa	1,080,000	854,971
Napa Valley, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. C, MBIA
zero %, 8/1/23	Aaa	10,475,000	4,911,623
zero %, 8/1/22	Aaa	10,275,000	5,080,474
zero %, 8/1/21	Aaa	8,575,000	4,515,424
Natomas, Unified School Dist. G.O. Bonds, FGIC
zero %, 8/1/29	Aaa	4,210,000	1,314,657
zero %, 8/1/22	Aaa	1,500,000	714,435
zero %, 8/1/21	Aaa	1,500,000	765,315
Newark, Unified School Dist. (Election of 1997), Ser.
D, FSA, zero %, 8/1/26	Aaa	1,300,000	531,843
Norco, Redev. Agcy. Tax Alloc. Bonds (Norco Redev.),
AMBAC, 5s, 3/1/26	Aaa	3,015,000	3,098,787
North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB/P	6,260,000	6,310,456

(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB/P	3,870,000	3,440,159
Ser. D, 5s, 9/1/26	BBB/P	1,755,000	1,597,963
Norwalk-La Mirada, Unified School Dist. G.O. Bonds,
Ser. B, FGIC, zero %, 8/1/23	Aaa	9,790,000	4,585,147
Novato, Unified School Dist. G.O. Bonds, FSA, 5s,
8/1/27	Aaa	2,230,000	2,341,946
Oakland, Swr. Rev. Bonds, Ser. A, FSA, 5s, 6/15/26	Aaa	3,690,000	3,857,268
Ontario, COP (Wtr. Syst. Impt.), MBIA, 5s, 7/1/29	Aaa	5,000,000	5,170,650
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/23
(Prerefunded)	BBB/P	1,800,000	1,835,928
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/20
(Prerefunded)	BBB/P	1,290,000	1,315,748
(Ladera Ranch - No. 01-1), Ser. A, 6s, 8/15/32
(Prerefunded)	AAA	2,400,000	2,601,816
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB/P	2,750,000	2,684,935
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	3,725,000	3,577,341
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB/P	1,000,000	979,430
Orange Cnty., Wtr. Dist. COP, Ser. B, MBIA, 5s, 8/15/28	Aaa	10,000,000	10,270,100
Pajaro Valley, Unified School Dist. G.O. Bonds
(Election of 2002), Ser. B, FSA, zero %, 8/1/26	Aaa	1,500,000	619,260
Pasadena, Cap. Impt. IF COP, AMBAC, 5.35s, 2/1/14	Aaa	24,855,000	26,398,992
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	3,000,000	3,089,070
Pomona, Pub. Fin. Auth. Rev. Bonds (Merged Redev.),
AMBAC, 5s, 2/1/31	Aaa	1,280,000	1,315,674
Poway, Unified School Dist. Cmnty. Facs. Special Tax
(Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/4s, 9/1/36	BB-/P	5,500,000	4,863,320
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds
(Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	920,000	800,446
(Dist. No. 14- Area A), 5s, 9/1/20	BB-/P	1,135,000	1,058,138
(Dist. No. 14- Del Sur), 5s, 9/1/20	BB-/P	1,185,000	1,114,907
Rancho Cordova, Cmnty. Fac. Dist. Special Tax (No.
2003-1 Sunridge Anatolia), 6.1s, 9/1/37	BBB/P	1,485,000	1,482,015
Rancho Cucamonga, Redev. Agcy. Tax Alloc. (Rancho
Redev.), MBIA, 5 1/8s, 9/1/30	Aaa	9,000,000	9,202,500
Redding, Elec. Syst. COP, MBIA, 6.368s, 7/1/22	Aaa	20,800,000	24,594,127
Redwood City, Redev. Agcy., TAN (Redev. Area 2-A),
AMBAC, zero %, 7/15/22	Aaa	3,230,000	1,656,247
Ripon, Redev. Agcy. Tax Alloc. (Cmnty. Redev.), MBIA,
4 3/4s, 11/1/36	Aaa	1,600,000	1,585,008
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BBB-	4,250,000	4,258,628
Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A,
XLCA, 5s, 10/1/32	Aaa	9,260,000	9,482,796
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds
(Rohnert Redev.), MBIA, zero %, 8/1/25	Aaa	1,340,000	564,488
Roseville, Cmnty. Fac. Special Tax Bonds (Cmnty. Fac.
Dist. No. 1-Crocker), 6s, 9/1/33 (Prerefunded)	AAA/P	1,750,000	1,884,803
Roseville, Natural Gas Fin. Auth. Rev. Bonds
5s, 2/15/26	A1	5,000,000	4,832,050
5s, 2/15/25	A1	5,000,000	4,848,700
5s, 2/15/15	A1	4,435,000	4,530,574
Sacramento City Fin. Auth. TAN, Ser. A, FGIC, zero %,
12/1/23	Aaa	15,815,000	7,344,486
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,500,000	1,508,370
5.7s, 9/1/23	BBB/P	4,905,000	4,906,226
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds
Ser. A, MBIA, 6 1/4s, 8/15/10 (Prerefunded)	Aaa	12,000,000	12,570,839
Ser. K, AMBAC, 5 1/4s, 7/1/24	Aaa	11,500,000	13,043,759
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), MBIA, 4 3/4s, 7/1/25	Aaa	5,000,000	5,105,100
Salinas, Unified School Dist. G.O. Bonds (Cap. Appn.),
Ser. A, FGIC, zero %, 10/1/24	Aaa	1,200,000	530,112
San Bruno Pk., School Dist. G.O. Bonds (Election
of 1998), Ser. C, FSA, zero %, 8/1/26	Aaa	1,500,000	619,260
San Diego Cnty., COP
(Burnham Institute), 6 1/4s, 9/1/29 (Prerefunded)	Baa3	4,000,000	4,248,000
(Edgemoor), AMBAC, 5s, 2/1/28	Aaa	2,300,000	2,375,992
San Diego Cnty., Wtr. Auth. COP
(Stars & Cars), Ser. B, MBIA, 6.3s, 4/21/11	Aaa	56,700,000	60,699,051
Ser. A, FSA, 5s, 5/1/30	Aaa	5,000,000	5,170,000
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	A-	7,650,000	7,919,969
San Diego, Cmnty. College Dist. G.O. Bonds (Election
of 2006), FSA, zero %, 8/1/16	Aaa	5,060,000	3,587,844
San Diego, Pub. Fac. Fin. Auth. TAN (Southcrest), Ser.
B, Radian Insd., 5 1/8s, 10/1/22	AA	1,000,000	1,013,320
San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, FGIC,
5s, 5/15/25	Aaa	15,350,000	15,373,945
San Diego, Redev. Agcy. Tax Alloc. (Centre City), Ser.
A, XLCA, 5s, 9/1/22	Aaa	4,665,000	4,843,856
San Diego, Wtr. Util. Rev. Bonds, FGIC, 4 3/4s, 8/1/28	Aaa	20,500,000	20,520,090
San Francisco, City & Cnty. Redev. Fin. Auth. Rev.
Bonds (Redev. Project), Ser. B, FGIC, 5 1/4s, 8/1/18	Aaa	7,225,000	7,709,292
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
(Toll Road), Ser. A
5s, 1/1/33	Ba2	34,125,000	31,821,904

MBIA, zero %, 1/15/32	Aaa	25,000,000	7,247,000
MBIA, zero %, 1/15/23	Aaa	21,625,000	10,400,328
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, MBIA, zero %, 1/15/26	Aaa	48,135,000	19,516,335
San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area
Redev.)
Ser. B, Radian Insd., 5s, 8/1/32	AA	3,935,000	3,810,457
FGIC, 5s, 8/1/27	Aaa	12,895,000	13,069,726
San Jose, Unified School Dist. Santa Clara Cnty., G.O.
Bonds, FGIC, zero %, 8/1/15	Aaa	1,250,000	919,163
San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.),
AMBAC, 5s, 12/1/34	Aaa	1,000,000	1,027,080
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	3,062,028
5.8s, 9/1/18	Baa3	1,635,000	1,673,537
5 1/2s, 9/1/10	Baa3	1,110,000	1,135,552
San Mateo, Unified High School Dist. G.O. Bonds, Ser.
C, FGIC, zero %, 9/1/26	Aaa	2,885,000	1,143,903
San Rafael, City High School Dist. G.O. Bonds
(Election of 2002), Ser. B, FGIC, zero %, 8/1/21	Aaa	2,545,000	1,352,769
Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	Aaa	4,590,000	4,758,728
Santa Maria, Joint Unified High School Dist. G.O.
Bonds (Election 2004), FGIC, zero %, 8/1/27	Aaa	1,505,000	566,964
Santa Rosa, Waste Wtr. Rev. Bonds, Ser. B, AMBAC, zero
%, 9/1/22	Aaa	2,370,000	1,216,829
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	12,345,000	12,352,529
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	500,000	500,110
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	500,235
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser.
A, XLCA, 5 1/8s, 12/1/35	Aaa	5,000,000	5,153,650
Shasta, Unified High School Dist. G.O. Bonds (Election
of 2001), MBIA, zero %, 8/1/27	Aaa	2,020,000	768,267
Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	2,000,000	1,940,380
5 1/4s, 7/1/32	A/F	1,000,000	979,230
Sierra, Joint Cmnty. College Dist. School Fac. Impt.
G.O. Bonds (Dist. No. 2 Western NV), Ser. B, MBIA
zero %, 8/1/15	Aaa	1,495,000	1,103,415
zero %, 8/1/14	Aaa	1,295,000	1,002,628
Sierra, Joint Cmnty. College Dist. School Fac. Impt.
Dist. No. 2 G.O. Bonds (Dist. No. 2 Western NV), Ser.
B, MBIA, zero %, 8/1/13	Aaa	1,275,000	1,034,765
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB/F	9,300,000	1,353,801
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	Aa3	3,000,000	3,104,340
(Southern Transmission), Ser. A, FSA, 5 1/4s, 7/1/18	Aaa	3,750,000	4,028,625
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events
Ctr.), FGIC, 5s, 9/1/28	Aaa	1,500,000	1,538,310
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	5,600,000	5,783,960
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P	5,000,000	5,220,550
zero %, 9/1/14	B/P	3,410,000	2,004,364
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43 (Prerefunded)	AAA	5,000,000	5,488,200
Ser. A1-SNR, 4 3/4s, 6/1/25	BBB	15,070,000	14,315,293
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A
6s, 6/1/22	A1	1,500,000	1,595,895
5 1/2s, 6/1/31	A1	2,000,000	2,052,540
Tustin, Unified School Dist. Special Tax (Cmnty. Fac.
Dist. No. 97-1), FSA, 5s, 9/1/32	Aaa	1,000,000	1,028,360
Tustin, Unified School Dist. Special Tax Bonds (Cmnty.
Fac. Dist. No. 97-1), U.S. Govt. Coll., 6 3/8s, 9/1/35
(Prerefunded)	AAA	4,000,000	4,170,440
Union, Elementary School Dist. G.O. Bonds, Ser. B,
FGIC, zero %, 9/1/22	Aaa	1,855,000	925,515
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/29	Aaa	16,200,000	16,724,231
Washington Twp., Hlth. Care Dist. Rev. Bonds, Ser. A
5s, 7/1/17	A3	1,125,000	1,176,019
5s, 7/1/16	A3	535,000	561,793
5s, 7/1/14	A3	975,000	1,021,176
5s, 7/1/13	A3	930,000	971,711
5s, 7/1/12	A3	300,000	312,471
4 1/4s, 7/1/11	A3	775,000	785,036
4 1/8s, 7/1/10	A3	815,000	823,753
4s, 7/1/09	A3	350,000	352,776
4s, 7/1/08	A3	300,000	301,146
West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election
of 2004), Ser. B, XLCA
zero %, 11/1/24	Aaa	2,395,000	1,028,102
zero %, 11/1/22	Aaa	2,315,000	1,121,317
zero %, 11/1/20	Aaa	1,240,000	691,139
			1,831,679,038

Puerto Rico (4.0%)
Children's Trust Fund Tobacco Settlement Rev. Bonds

(Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	3,936,320
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5s, 7/1/24	Baa3	10,150,000	10,048,805
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	Aaa	5,515,000	5,939,986
Ser. AA, 5s, 7/1/28	A-	1,200,000	1,180,356
Ser. K, 5s, 7/1/13	BBB+	2,250,000	2,331,878
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
FSA
5 1/4s, 8/1/20	Aaa	2,000,000	2,110,360
5 1/4s, 8/1/18	Aaa	2,855,000	3,018,649
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N
5 1/2s, 7/1/27	Baa3	3,000,000	3,066,750
5 1/2s, 7/1/25	Baa3	12,505,000	12,849,137
5 1/2s, 7/1/20	Baa3	5,320,000	5,580,520
5s, 7/1/32	Baa3	11,415,000	10,963,423
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	15,597,275
			76,623,459

TOTAL INVESTMENTS

Total investments (cost $1,828,028,271)(b)			$1,908,302,497

FUTURES CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 2 yr (Short)	62	$13,035,500	Mar-08	$(13,023)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
$11,500,000	2/28/08	-	4.147% minus	$511,233
			Municipal Market
			Data Index AAA
			municipal yields
			10 Year rate

Lehman Brothers Special Financing, Inc.
27,100,000	2/12/08	-	3.27% minus	177,681
			Municipal Market
			Data Index AAA
			municipal yields

11,500,000	2/29/08	-	4.27% minus	399,208
			Lehman Brothers
			Municipal Swap
			Index

Total				$1,088,122

NOTES

(a) Percentages indicated are based on net assets of $1,907,880,483.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,829,148,493 resulting in gross unrealized appreciation and depreciation of $97,341,570 and $18,187,566, respectively, or net unrealized appreciation of $79,154,004.

(NON) Non-income-producing security.

(F) Is valued at fair value following procedures approved by the Trustees.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2007.

At December 31, 2007, liquid assets totaling $1,088,121 have been designated as collateral for open swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds and FRB are the current interest rates at December 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

IF COP are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2007.

The fund had the following industry concentrations greater than 10% at December 31, 2007 (as a percentage of net assets):

Utilities & Power	22.30%
State Government	14.7
Land	14.0
Health Care	12.6
10.1

The fund had the following insurance (concentration)(concentrations) greater than 10% at December 31, 2007 (as a percentage of net assets):

MBIA	21.9%
AMBAC	12.7

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008